Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Corporate Bonds– 21.2%
Banking – 1.1%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$1,063,835
HBOS Capital Funding LP, 6.8500%µ	100,000	101,500
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	488,220
		1,653,555
Capital Goods – 1.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	1,213,000	1,259,458
Crown Americas LLC / Crown Americas Capital Corp IV, 4.5000%, 1/15/23	1,000,000	1,037,500
		2,296,958
Communications – 8.1%
American Tower Corp, 3.8000%, 8/15/29	1,000,000	1,144,669
AT&T Inc, 2.7500%, 6/1/31	1,000,000	1,051,492
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	500,000	525,022
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	1,000,000	1,135,507
Comcast Corp, 3.9500%, 10/15/25	283,000	324,536
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,132,278
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	1,000,000	1,062,710
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,075,200
T-Mobile USA Inc, 4.5000%, 2/1/26	91,000	93,766
T-Mobile USA Inc, 4.7500%, 2/1/28	57,000	60,975
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	925,000	1,051,753
T-Mobile USA Inc, 4.3750%, 4/15/40 (144A)	227,000	266,083
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	1,000,000	995,000
Vodafone Group PLC, 4.3750%, 5/30/28	1,000,000	1,183,446
Ziggo BV, 4.8750%, 1/15/30 (144A)	1,000,000	1,035,000
		12,137,437
Consumer Cyclical – 0.7%
Service Corp International/US, 8.0000%, 11/15/21	200,000	212,500
Service Corp International/US, 5.1250%, 6/1/29	800,000	886,504
		1,099,004
Consumer Non-Cyclical – 7.1%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,500,000	1,823,387
Aramark Services Inc, 4.7500%, 6/1/26	191,000	193,254
Constellation Brands Inc, 4.7500%, 11/15/24	381,000	439,532
Constellation Brands Inc, 3.1500%, 8/1/29	600,000	654,889
DH Europe Finance II Sarl, 3.2500%, 11/15/39	1,500,000	1,662,103
Elanco Animal Health Inc, 5.9000%, 8/28/28	670,000	773,850
HCA Inc, 5.2500%, 6/15/26	1,000,000	1,166,433
IQVIA Inc, 5.0000%, 5/15/27 (144A)	1,000,000	1,048,570
Sysco Corp, 5.9500%, 4/1/30	750,000	946,460
Tesco PLC, 6.1500%, 11/15/37 (144A)	1,500,000	1,933,504
		10,641,982
Real Estate Investment Trusts (REITs) – 1.1%
Digital Realty Trust LP, 4.7500%, 10/1/25	450,000	526,297
Digital Realty Trust LP, 3.6000%, 7/1/29	1,000,000	1,146,583
		1,672,880
Technology – 1.5%
Apple Inc, 3.3500%, 2/9/27	500,000	571,606
VMware Inc, 4.6500%, 5/15/27	1,100,000	1,281,678
VMware Inc, 3.9000%, 8/21/27	353,000	394,056
		2,247,340
Total Corporate Bonds (cost $29,373,773)		31,749,156
Common Stocks– 76.5%
Aerospace & Defense – 0.8%
BAE Systems PLC	201,290	1,244,845
Auto Components – 1.3%
Cie Generale des Etablissements Michelin SCA	18,207	1,947,996
Banks – 2.4%
BAWAG Group AG (144A)*	34,950	1,259,508
ING Groep NV*	166,876	1,181,479
United Overseas Bank Ltd	75,900	1,065,770
		3,506,757
Beverages – 1.7%
Coca-Cola Co	38,886	1,919,802

Shares or Principal Amounts		Value
Common Stocks– (continued)
Beverages– (continued)
Coca-Cola Femsa SAB de CV (ADR)	14,909	$607,094
		2,526,896
Capital Markets – 1.9%
St James's Place PLC	26,244	313,526
UBS Group AG	224,614	2,508,196
		2,821,722
Communications Equipment – 2.1%
Cisco Systems Inc	77,245	3,042,681
Construction Materials – 0.9%
LafargeHolcim Ltd*	29,174	1,330,214
Containers & Packaging – 1.9%
Amcor PLC	139,710	1,553,267
SIG Combibloc Group AG*	66,685	1,338,992
		2,892,259
Diversified Telecommunication Services – 2.3%
Telenor ASA	131,759	2,208,880
TELUS Corp	68,543	1,206,221
		3,415,101
Electric Utilities – 2.9%
Enel SpA	238,554	2,071,146
Iberdrola SA	187,359	2,305,699
		4,376,845
Electrical Equipment – 2.6%
ABB Ltd	62,273	1,578,737
Schneider Electric SE	18,864	2,341,017
		3,919,754
Electronic Equipment, Instruments & Components – 0.5%
Corning Inc	24,478	793,332
Entertainment – 0.7%
Vivendi SA	39,472	1,100,036
Equity Real Estate Investment Trusts (REITs) – 2.6%
Crown Castle International Corp	8,763	1,459,039
CyrusOne Inc	15,321	1,072,930
VICI Properties Inc	58,847	1,375,254
		3,907,223
Food & Staples Retailing – 2.7%
Koninklijke Ahold Delhaize NV	39,791	1,177,494
Tesco PLC	1,055,349	2,892,785
		4,070,279
Food Products – 3.6%
Mondelez International Inc	28,072	1,612,736
Nestle SA (REG)	32,099	3,809,230
		5,421,966
Gas Utilities – 0.8%
Snam SpA	234,449	1,205,341
Health Care Equipment & Supplies – 1.8%
Medtronic PLC	26,056	2,707,739
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp	7,587	1,665,271
Household Durables – 0.7%
Panasonic Corp	119,500	1,012,409
Industrial Conglomerates – 0.9%
Honeywell International Inc	8,246	1,357,374
Insurance – 6.9%
Allianz SE	8,362	1,603,790
AXA SA	73,883	1,363,737
Direct Line Insurance Group PLC	284,615	990,536
Manulife Financial Corp	92,401	1,285,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,371,141
Swiss Re AG	14,479	1,071,968
Travelers Cos Inc	12,097	1,308,774
Zurich Insurance Group AG	3,616	1,257,573
		10,252,833
Metals & Mining – 1.7%
Anglo American PLC	51,113	1,234,075
Rio Tinto PLC	21,496	1,296,783
		2,530,858
Multi-Utilities – 4.4%
Dominion Energy Inc	16,362	1,291,453
DTE Energy Co	12,266	1,411,081
E.ON SE	51,554	569,533
National Grid PLC	98,598	1,134,818
RWE AG	33,168	1,243,359

Shares or Principal Amounts		Value
Common Stocks– (continued)
Multi-Utilities– (continued)
Sempra Energy	7,511	$889,002
		6,539,246
Oil, Gas & Consumable Fuels – 2.0%
Repsol SA	95,101	635,122
Royal Dutch Shell PLC	85,537	1,077,939
Total SE	36,580	1,255,748
		2,968,809
Personal Products – 1.9%
Unilever NV	45,850	2,767,635
Pharmaceuticals – 11.0%
Bristol-Myers Squibb Co	40,195	2,423,357
GlaxoSmithKline PLC	115,363	2,160,559
Johnson & Johnson	8,300	1,235,704
Merck & Co Inc	17,410	1,444,159
Novartis AG	36,514	3,173,974
Pfizer Inc	47,821	1,755,031
Roche Holding AG	6,716	2,298,350
Sanofi	19,603	1,965,332
		16,456,466
Professional Services – 2.3%
RELX PLC	95,440	2,128,234
SGS SA	498	1,335,191
		3,463,425
Semiconductor & Semiconductor Equipment – 4.4%
Broadcom Inc	2,491	907,521
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	51,607	4,183,779
Texas Instruments Inc	9,859	1,407,767
		6,499,067
Software – 4.0%
Microsoft Corp	28,481	5,990,409
Tobacco – 0.8%
Imperial Brands PLC	66,809	1,177,410
Wireless Telecommunication Services – 0.9%
Tele2 AB	97,708	1,380,150
Total Common Stocks (cost $103,458,876)		114,292,348
Preferred Stocks– 1.9%
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co Ltd((cost $2,168,531)	67,105	2,895,613
Investment Companies– 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $1,602,792)	1,602,635	1,602,795
Total Investments (total cost $136,603,972) – 100.7%		150,539,912
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(1,105,780)
Net Assets – 100%		$149,434,132

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$63,351,742	42.1%
Switzerland	19,702,425	13.1
United Kingdom	19,288,781	12.8
France	9,973,866	6.6
Netherlands	8,289,842	5.5
Germany	4,787,823	3.2
Taiwan	4,183,779	2.8
Italy	3,276,487	2.2
Spain	2,940,821	1.9
South Korea	2,895,613	1.9
Canada	2,491,535	1.7
Norway	2,208,880	1.5
Belgium	1,823,387	1.2
Sweden	1,380,150	0.9
Austria	1,259,508	0.8
Singapore	1,065,770	0.7
Japan	1,012,409	0.7
Mexico	607,094	0.4

Total	$150,539,912	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$195	$79	$3	$1,602,795

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	-	8,618,327	(7,015,614)	1,602,795

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 3,818,567
Forward foreign currency exchange contracts, sold	7,448,595

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $12,000,028, which represents 8.0% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$31,749,156	$-
Common Stocks
Beverages	2,526,896	-	-
Communications Equipment	3,042,681	-	-
Diversified Telecommunication Services	1,206,221	2,208,880	-
Electronic Equipment, Instruments & Components	793,332	-	-
Equity Real Estate Investment Trusts (REITs)	3,907,223	-	-
Food Products	1,612,736	3,809,230	-
Health Care Equipment & Supplies	2,707,739	-	-
Hotels, Restaurants & Leisure	1,665,271	-	-
Industrial Conglomerates	1,357,374	-	-
Insurance	2,594,088	7,658,745	-
Multi-Utilities	3,591,536	2,947,710	-
Pharmaceuticals	6,858,251	9,598,215	-
Semiconductor & Semiconductor Equipment	6,499,067	-	-
Software	5,990,409	-	-
All Other	-	43,716,744	-
Preferred Stocks	-	2,895,613	-
Investment Companies	-	1,602,795	-
Total Assets	$44,352,824	$106,187,088	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.